DIVIDENDS PAID AND PROPOSED	6 Months Ended
Jun. 30, 2018
DIVIDENDS PAID AND PROPOSED
DIVIDENDS PAID AND PROPOSED

13DIVIDENDS PAID AND PROPOSED

On February 22, 2018, the Company announced that the VEON Supervisory Board had approved a final dividend of US 17 cents per share, which was paid on March 13, 2018. For ordinary shareholders at Euronext Amsterdam, the final dividend of US 17 cents was paid in euro.

The Company made appropriate tax withholdings of up to 15% when the dividend was paid to the Company’s share depositary, The Bank of New York Mellon.